THE ADVISORS' INNER CIRCLE FUND

[LOGO]
ACADIAN

ACADIAN EMERGING MARKETS PORTFOLIO
ANNUAL REPORT                                                   OCTOBER 31, 2002











                                       INVESTMENT ADVISER:
                                       ACADIAN ASSET MANAGEMENT, INC.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               OCTOBER 31, 2002
--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------
Shareholders' Letter ....................................................   1
Statement of Net Assets .................................................   6
Statement of Operations .................................................  15
Statement of Changes in Net Assets ......................................  16
Financial Highlights ....................................................  17
Notes to Financial Statements ...........................................  18
Report of Independent Accountants .......................................  25
Trustees and Officers of The Advisors' Inner Circle Fund ................  26
Shareholder Voting Results ..............................................  34
Notice to Shareholders ..................................................  35
--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------

October 31, 2002


Dear Shareholder:

We are pleased to present the annual report for the Acadian Emerging Markets Portfolio. This commentary covers the twelve months from November 1, 2001 to October 31, 2002, focusing on the Portfolio's performance and some of the economic and market conditions that impacted returns.

PORTFOLIO PERFORMANCE

For the year ended October 31, 2002, the Acadian Emerging Markets Portfolio returned 19.1%, versus a return of 13.0% for the IFC Investable Index, a widely-followed emerging markets index that is the primary benchmark for the Portfolio.

ECONOMIC AND MARKET CONDITIONS

The emerging markets saw considerable volatility over the last year, rising sharply at the end of 2001 and into the first few months of 2002, only to fall steeply -- along with the majority of world equity markets -- throughout the summer and early fall. In October, the asset class rebounded once again. The overall result for the full year was very positive, however, with the IFC Investable Index returning 13.0% as noted above. In contrast, the U.S. market (as measured by the Morgan Stanley Capital International U.S. Index) was down 16.3% for the same period. The emerging markets were led by Asia, where several markets saw high returns (in the IFC Investable Index) including Korea (+48.4%), Thailand (+34.0%) and Taiwan (+10.3%). Several markets in the
Europe-Mideast-Africa region also performed well, including Russia, which rose over 70%. Latin America saw the lowest regional returns overall, as investors avoided Argentina with its debt and currency crisis, and were concerned about Brazil's political situation as it appeared likely that a left-wing candidate, Luiz Inacio da Silva, would prevail in the presidential elections. Both Argentina and Brazil saw some recovery in October 2002, as Argentina began to tackle its problems and Brazil's elections led to a sharing of power in the government rather than a landslide left-wing victory.

INVESTMENT STRATEGY USED DURING THE PERIOD

Acadian's portfolio strategy remained consistent, systematically evaluating a broad range of emerging markets based on fundamental value characteristics and other factors, and then targeting attractively valued stocks within markets as quantified by our

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THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------


multi-factor stock valuation models. The Portfolio measures favorably relative to the benchmark on such key value attributes as price/book, price/earnings, and price/sales. Active country positions varied over the year, but significant overweightings included Indonesia, Pakistan, the Philippines, Malaysia and Russia. The Portfolio was underweighted in Argentina, Israel, Peru, South Africa, Korea and Turkey.

COMMENTARY ON THE FUND'S INVESTMENT PERFORMANCE

As noted above, the Acadian Emerging Markets Portfolio returned 19.1% for the twelve months ending October 31, 2002, versus a return of 13.0% for the IFC Investable Index. The 610 basis points of active return resulted mainly from stock selection. The Portfolio's performance during the period was enhanced by investments in:

     o ISRAEL: The Portfolio was underweighted in this market, which helped returns as continued violence drove the market down over 18%. The underweighted position added to return, as did active stock selection, for total value added of 120 basis points.

     o KOREA AND TAIWAN: The Portfolio gained 400 basis points from stock selection in Korea and 230 basis points in Taiwan as these economies began to recover and value-oriented companies performed well.

     o OTHER: The Portfolio also benefited from stock selection in Mexico, Pakistan and Thailand, each of which added 60-80 basis points. There was an additional 100 basis points added from underweighting the Turkish market.

The Portfolio saw negative active returns from the following investments:

     o BRAZIL AND VENEZUELA: Stock selection in Brazil detracted 130 basis points, while in Venezuela it detracted 50.

     o SOUTH AFRICA: The Portfolio was underweighted in South Africa, which appeared to be an expensive market with a deteriorating economic environment. However, the market rose more strongly than expected, causing the country position to detract 100 basis points versus the Index.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------

EVALUATION AND CURRENT OUTLOOK

Looking ahead, we remain confident in our approach and its ability to identify attractive investments. World equity markets are likely to remain volatile, and we believe strong valuation is an important support to performance. Your Portfolio continues to be very attractively valued on fundamentals relative to its benchmark. At the specific company level, we believe focusing on earnings and other factors in addition to fundamental value will be the key to success in this uncertain economic environment.

If we can provide any further information, please contact us at (617) 946-3500.


Sincerely,


/s/Churchill G. Franklin
Churchill G. Franklin
Executive Vice President

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THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

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                      DEFINITION OF THE COMPARATIVE INDICES
                      -------------------------------------

IFCINVESTABLE INDEX is an unmanaged index maintained by the International Finance Corporation that precisely measures the returns portfolio managers might receive from investment in emerging markets equity securities by focusing on companies and markets that are legally and practically accessible to foreign investors.

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THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------

GROWTH OF A $100,000 INVESTMENT

[LINE CHART]

               ARADIAN EMERGING MARKETS PORTFOLIO        IFC INVESTABLE INDEX
6/17/93*       100,000                                    100,000
1993           113,406                                    125,716
1994           140,884                                    160,213
1995           112,764                                    122,515
1996           122,597                                    135,366
1997           115,903                                    121,776
1998            73,981                                     86,631
1999           104,675                                    124,047
2000            99,232                                    111,531
2001            85,935                                     87,987
2002           102,375                                     99,399

                          Period ended on October 31st

--------------------------------------------------------------------------------
                         AVERAGE ANNUAL TOTAL RETURN**
                       FOR PERIOD ENDED OCTOBER 31, 2002
--------------------------------------------------------------------------------
                                                               Since
   1 Year                       5 Years                      6/17/93*
--------------------------------------------------------------------------------
   19.13%                       (2.45)%                        0.25%
--------------------------------------------------------------------------------

 * Beginning of operations.  Index comparisons begin on 6/30/93.
** If the adviser and/or Portfolio's service providers had not limited certain expenses, the Portfolio's total return would have been lower.

 THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN
    AND VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE SO THAT, WHEN
     REDEEMED, MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE PORTFOLIO'S PERFORMANCE ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. INDEX
 RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A PORTFOLIO'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE
   INDEX RETURNS, THE PERFORMANCE WOULD HAVE BEEN LOWER. PLEASE NOTE THAT ONE
                  CANNOT INVEST DIRECTLY IN AN UNMANAGED INDEX.

   THERE ARE NO ASSURANCES THAT THE PORTFOLIO WILL MEET ITS STATED OBJECTIVES.

  THE PORTFOLIO'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL
                                  SECURITIES.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY
       ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

                SEE DEFINITION OF COMPARATIVE INDICIES ON PAGE 4.

THE ADVISORS' INNER CIRCLE FUND                                   ACADIAN EMERGING
                                                                  MARKETS PORTFOLIO
                                                                  OCTOBER 31, 2002
-----------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
FOREIGN COMMON STOCK - 88.3%
                                                              SHARES       VALUE
                                                           -----------  -----------
ARGENTINA -- 1.4%
   Grupo Financiero Galicia ADR* ....................         98,400    $  110,208
   Perez Companc ADR* ...............................         29,800       158,536
   Siderca ADR ......................................         16,600       271,576
                                                                        ----------
                                                                           540,320
                                                                        ----------
BRAZIL -- 1.0%
   Banco do Brasil ..................................    151,680,000       405,622
   Brasil Telecom ...................................        226,437           758
   Brasil Telecom Participacoes .....................            794             3
   Cia Saneamento Basico ............................            138             3
   Compania de Bebidas das Americas .................            860           111
   Embratel Participacoes* ..........................            794             1
   Seara Alimentos ..................................            911             1
   Sociedad de Participacoes Cime*(a) ...............        131,000            --
   Tele Celular Sul Participacoes ...................            794             1
   Tele Centro Oeste Celular Participacoes ..........            794             2
   Tele Nordeste Celular Participacoes ..............            794            --
   Tele Norte Celular Participacoes* ................            794            --
   Tele Norte Leste Participacoes ...................            794             4
   Telecomunicacoes de Sao Paulo ....................            794             5
   Telefonica Data Brasil Holding* ..................            794            --
   Telemig Celular Participacoes ....................            794             1
   Telesp Celular Participacoes* ....................            794             1
                                                                        ----------
                                                                           406,513
                                                                        ----------
CHINA -- 3.7%
   China Eastern Airlines, Cl H .....................        320,600        40,695
   China Petroleum & Chemical, Cl H .................      4,917,000       762,824
   PetroChina, Cl H .................................      2,428,300       454,563
   Sinopec Shanghai Petrochemical* ..................        300,000        38,849
   Sinopec Zhenhai Refining & Chemical, Cl H ........        750,000       155,781
                                                                        ----------
                                                                         1,452,712
                                                                        ----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                   ACADIAN EMERGING
                                                                  MARKETS PORTFOLIO
                                                                  OCTOBER 31, 2002
-----------------------------------------------------------------------------------

FOREIGN COMMON STOCK - CONTINUED
                                                              SHARES       VALUE
                                                           -----------  -----------
COLOMBIA -- 4.0%
   Almacenes Exito ..................................         44,028    $   51,344
   Banco de Bogota ..................................        454,820     1,042,843
   Bavaria ..........................................        137,025       472,009
   Cementos Argos ...................................          9,900        31,104
                                                                        ----------
                                                                         1,597,300
                                                                        ----------
EGYPT -- 3.9%
   Alexandria National Iron & Steel* ................          7,000       110,655
   Commercial International Bank ....................        110,949       633,960
   Egyptian American Bank ...........................          9,300        56,232
   EL Amreya Cement .................................          2,250        11,535
   Mobinil-Eqyptian Mobile Netork ...................         53,700       336,284
   Orascom Construction Industries ..................          7,875        44,522
   Suez Cement ......................................         52,200       349,315
                                                                        ----------
                                                                         1,542,503
                                                                        ----------
HONG KONG -- 7.0%
   Brilliance China Automotive Holdings .............      1,325,656       158,071
   China Mobile* ....................................        742,300     1,822,582
   China Pharmaceutical .............................      5,150,800       779,283
                                                                        ----------
                                                                         2,759,936
                                                                        ----------
INDIA -- 0.1%
   Mahanagar Telephone Nigam ADR* ...................          9,400        36,002
                                                                        ----------
INDONESIA -- 0.8%
   Bank Central Asia ................................      1,500,000       300,650
                                                                        ----------
MALAYSIA -- 6.9%
   Edaran Otomobil Nasional .........................         36,000       106,105
   Hong Leong Credit ................................         93,600       103,453
   IOI ..............................................         54,000        79,579
   IOI Properties ...................................            500           790
   Kulim Malaysia ...................................        176,000       111,158
   Malayan Banking ..................................        388,000       842,368


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                   ACADIAN EMERGING
                                                                  MARKETS PORTFOLIO
                                                                  OCTOBER 31, 2002
-----------------------------------------------------------------------------------

FOREIGN COMMON STOCK - CONTINUED
                                                              SHARES       VALUE
                                                           -----------  -----------
MALAYSIA -- CONTINUED
   Palmco Holdings(a) ...............................          2,250    $    2,724
   Perusahaan Otomobil Nasional .....................        385,000       810,526
   Petronas Dagangan ................................         65,000        94,934
   Public Finance ...................................        184,000       329,263
   Saship Holdings*(a) ..............................        481,000            --
   Sime Darby .......................................         81,000       105,726
   TAN Chong Motor Holdings .........................        160,000        47,158
   Unisem (M) .......................................         57,000       105,000
                                                                        ----------
                                                                         2,738,784
                                                                        ----------
MEXICO -- 4.0%
   Alfa, Cl A .......................................         74,000       122,106
   Altos Hornos de Mexico*(a) .......................        178,000            --
   Apasco ...........................................         57,892       334,201
   Fomento Economico Mexicano .......................         18,000        65,255
   Grupo Celanese*(a) ...............................         99,000            --
   Grupo Financiero Banorte, Cl O ...................         65,000       144,715
   Grupo Mexico, Ser B ..............................        116,000       114,274
   Grupo Sanborns, Ser B* ...........................         63,000        76,958
   Grupo Televisa* ..................................         33,000        46,748
   US Commercial* ...................................         44,155        18,052
   Vitro, Ser A .....................................        828,000       660,703
                                                                        ----------
                                                                         1,583,012
                                                                        ----------
PAKISTAN -- 0.9%
   Pakistan Telecommunication .......................        977,500       361,960
                                                                        ----------
PHILIPPINES -- 4.3%
   Ayala Land .......................................      8,703,471       819,150
   Bank of the Philippine Islands ...................         90,780        70,061
   First Philippine Holdings* .......................        132,400        33,645
   Globe Telecom* ...................................         33,325       257,190
   International Container Term Services ............      2,321,700        94,398
   Philippine Long Distance Telephone* ..............         39,700       171,878
   SM Prime Holdings ................................      2,578,305       262,077
                                                                        ----------
                                                                         1,708,399
                                                                        ----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                   ACADIAN EMERGING
                                                                  MARKETS PORTFOLIO
                                                                  OCTOBER 31, 2002
-----------------------------------------------------------------------------------

FOREIGN COMMON STOCK - CONTINUED

                                                              SHARES       VALUE
                                                           -----------  -----------
POLAND -- 1.8%
   Bre Bank .........................................         21,300    $  415,834
   Telekomunikacja Polska* ..........................         88,900       303,229
                                                                        ----------
                                                                           719,063
                                                                        ----------
RUSSIA -- 11.1%
   Lukoil ADR .......................................         25,870     1,689,745
   MMC Norilsk Nickel ADR* ..........................         18,000       358,200
   OAO Gazprom ADR ..................................         50,900       679,515
   Tatneft ADR ......................................         31,500       515,655
   YUKOS ADR ........................................          8,300     1,152,895
                                                                        ----------
                                                                         4,396,010
                                                                        ----------
SOUTH AFRICA -- 2.5%
   Edgars Consolidated Stores .......................         25,700        98,778
   Gold Fields ......................................         33,300       381,007
   Murray & Roberts Holdings ........................        200,300       259,951
   Naspers, Cl N ....................................        121,200       245,742
                                                                        ----------
                                                                           985,478
                                                                        ----------
SOUTH KOREA -- 19.8%
   Asia Cement ......................................          6,000       115,224
   Daeduck Electronics ..............................         25,000       200,451
   Daewoo Motor Sales* ..............................         31,000       213,705
   Dongkuk Steel Mill ...............................         30,028       115,824
   Hankuk Electric Glass ............................         23,000     1,147,641
   Korea Computer ...................................         19,000       239,352
   Korean Air* ......................................         69,000       804,103
   LG Chemical Investment ...........................        123,300       748,806
   LG Electronics Investment ........................              6            66
   LG Life Sciences* ................................         11,700       199,241
   Samsung Electronics ..............................          7,815     2,212,700
   Samsung SDI ......................................          7,600       472,154
   SK Telecom .......................................          4,000       738,613
   Trigem Computer* .................................         99,000       655,667
                                                                        ----------
                                                                         7,863,547
                                                                        ----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                   ACADIAN EMERGING
                                                                  MARKETS PORTFOLIO
                                                                  OCTOBER 31, 2002
-----------------------------------------------------------------------------------

FOREIGN COMMON STOCK - CONTINUED
                                                              SHARES       VALUE
                                                           -----------  -----------
SRI LANKA -- 0.4%
   Blue Diamond Jewellery World* ....................             90    $        3
   DFCC Bank ........................................             59           101
   Hayleys ..........................................         31,887        47,963
   John Keells Holdings .............................        134,224       108,256
                                                                        ----------
                                                                           156,323
                                                                        ----------
TAIWAN -- 8.7%
   Acer .............................................        125,566       119,225
   Advanced Semiconductor Engineering* ..............            477           261
   Arima Computer* ..................................      2,090,000       871,961
   Asustek Computer .................................            600         1,243
   China Steel ......................................      2,448,800     1,317,582
   CTB Financial Holding* ...........................        147,000        66,405
   Far Eastern Department Store .....................            600           112
   Feng Hsin Iron & Steel ...........................        623,000       286,808
   Fuh Hwa Financial Holdings* ......................            624           167
   Hua Nan Financial Holdings .......................        117,000        65,645
   Inventec .........................................        945,480       593,050
   Mercuries & Associates* ..........................            600           245
   Mitac International ..............................         59,904        27,578
   Orient Semiconductor Electro* ....................             64            11
   Prodisc Technology* ..............................        172,000        97,989
   Shin Kong Financial Holdings* ....................            750           180
   Silitek ..........................................            380           424
                                                                        ----------
                                                                         3,448,886
                                                                        ----------
THAILAND -- 0.5%
   Banpu ............................................        161,700       119,570
   Thai Airways International* ......................         82,000        62,057
                                                                        ----------
                                                                           181,627
                                                                        ----------
TURKEY -- 2.1%
   Anadolu Efes Biracilik Ve Malt Sanayii* ..........      8,001,000       143,135
   Arcelik* .........................................     26,013,000       174,512
   Ford Otomotive Sanayii* ..........................     26,166,000       218,447


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                   ACADIAN EMERGING
                                                                  MARKETS PORTFOLIO
                                                                  OCTOBER 31, 2002
-----------------------------------------------------------------------------------

FOREIGN COMMON STOCK - CONTINUED
                                                              SHARES       VALUE
                                                           -----------  -----------
TURKEY-- CONTINUED
   TAT Konserve .....................................              1    $       --
   Turk Sise Ve Cam Fabrikalari* ....................    238,495,018       238,218
   Turkiye IS Bankasi, Cl C* ........................     30,722,000        80,609
                                                                        ----------
                                                                           854,921
                                                                        ----------
UNITED KINGDOM -- 2.7%
   Anglo American ...................................         78,400     1,025,307
   SABMiller ........................................          5,900        39,522
                                                                        ----------
                                                                         1,064,829
                                                                        ----------
VENEZUELA -- 0.7%
   Banco Venezolano de Credito ......................         56,198        94,549
   Cemex Venezuela Saca, Cl I .......................        208,000        17,498
   Compania Anonima Nacional Telefonos de Venezuela, Cl D     56,532        95,310
   Mercantil Servicios Financieros, Cl B ............         80,271        83,000
   Siderurgica Venezolana Sivensa* ..................             78            --
                                                                        ----------
                                                                           290,357
                                                                        ----------
   Total Foreign Common Stock
      (Cost $39,762,014) ............................                   34,989,132
                                                                        ----------

FOREIGN PREFERRED STOCK -- 7.2%
BRAZIL -- 7.2%
   Banco Bradesco ...................................     96,801,000       257,265
   Banco Itau .......................................     13,000,000       576,425
   Brasil Telecom ...................................            809             3
   Brasil Telecom Participacoes .....................             60            --
   Centrais Eletricas Brasileiras ...................     52,300,000       276,552
   Compania Brasileira de Distribuicao Grupo Pao
     de Pacucar .....................................      5,700,921        90,279
   Compania Brasileira de Petroleo Ipiranga .........     12,100,000        28,059
   Compania de Bebidas das Americas                        2,000,545       293,663
   Compania Energetica de Minas Gerais ..............     11,400,000        77,549
   Compania Siderurgica Tubarao .....................            719             7
   Eletricidade e Servicos* .........................            638            --
   Embratel Participacoes ...........................             60            --


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                   ACADIAN EMERGING
                                                                  MARKETS PORTFOLIO
                                                                  OCTOBER 31, 2002
-----------------------------------------------------------------------------------

FOREIGN PREFERRED STOCK - CONTINUED
                                                              SHARES       VALUE
                                                           -----------  -----------
BRAZIL -- CONTINUED
   Gerdau ...........................................            722    $        7
   Gerdau Metalurgica ...............................     18,101,920       245,281
   Lojas Americanas .................................            327             1
   Petrobras Distribuidora ..........................     30,500,000       299,876
   Petroquimica do Nordeste .........................        300,000        18,342
   Sao Carlos Empreendimentos e Participacoes .......            327             1
   Tele Celular Sul Participacoes ...................             60            --
   Tele Centro Oeste Celular Participacoes ..........    687,300,065       679,539
   Tele Nordeste Celular Participacoes ..............             60            --
   Tele Norte Celular Participacoes .................             60            --
   Tele Norte Leste Participacoes ...................            159             1
   Telecomunicacoes de Sao Paulo ....................             60             1
   Telefonica Data Brasil Holding*                                60            --
   Telemig Celular Participacoes ....................             60            --
   Telesp Celular Participacoes .....................            502            --
   Tractebel Energia ................................          1,020             1
   Vale do Rio Doce*(a) .............................         19,960            --
                                                                        ----------
   Total Foreign Preferred Stock
      (Cost $3,959,827) .............................                    2,842,852
                                                                        ----------

SHORT-TERM INVESTMENT -- 4.2%
   Union Bank of California Money Market Fund
     (Cost $1,677,167) ..............................      1,677,167     1,677,167
                                                                        ----------
   Total Investments -- 99.7%
      (Cost $45,399,008) ............................                   39,509,151
                                                                        ----------

   OTHER ASSETS AND LIABILITIES -- 0.3%
      Investment Advisory Fees Payable ..............                      (31,408)
      Administrative Fees Payable ...................                      (10,624)
      Other Assets and Liabilities ..................                      157,954
                                                                        ----------
   TOTAL OTHER ASSETS AND LIABILITIES, NET ..........                      115,922
                                                                        ----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                   ACADIAN EMERGING
                                                                  MARKETS PORTFOLIO
                                                                  OCTOBER 31, 2002
-----------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
                                                                          VALUE
                                                                      ------------
   Paid in Capital ..................................                 $49,063,043
   Undistributed Net Investment Income ..............                     218,855
   Accumulated Net Realized Loss ....................                  (3,724,313)
   Net Unrealized Depreciation ......................                  (5,932,512)
                                                                      -----------
   Total Net Assets-- 100.0% ........................                 $39,625,073
                                                                      ===========

   INSTITUTIONAL CLASS SHARES:
   Outstanding Shares of beneficial interest
      (unlimited authorization-- no par value) ......                   4,371,901
   NET ASSET VALUE, Offering and Redemption Price Per Share                 $9.06
                                                                            =====

   *  NON-INCOME PRODUCING SECURITY
 ADR  AMERICAN DEPOSITARY RECEIPT
  CL  CLASS
 SER  SERIES
 (A) SECURITIES ARE FAIR VALUED BY THE BOARD OF TRUSTEES.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               OCTOBER 31, 2002
--------------------------------------------------------------------------------

At October 31, 2002, sector diversification of the Portfolio was as follows (Unaudited):

                                                        % OF
SECTOR DIVERSIFICATION                               NET ASSETS        VALUE
----------------------                               ----------   ------------
FOREIGN COMMONSTOCK
Petroleum & Fuel Products ........................       14.0%    $  5,544,761
Telephones & Telecommunications ..................       10.5        4,170,572
Banks ............................................       10.1        4,009,133
Metals ...........................................        7.5        2,955,926
Semi-Conductors ..................................        6.4        2,518,423
Computers ........................................        6.3        2,486,021
Medical ..........................................        4.4        1,727,330
Electrical Components & Equipment ................        4.2        1,654,683
Diversified Operations ...........................        3.8        1,501,807
Automotive .......................................        3.1        1,234,202
Building & Construction ..........................        2.9        1,163,350
Consumer Products ................................        2.8        1,121,399
Real Estate ......................................        2.7        1,082,017
Financial Services ...............................        2.5          995,268
Airlines .........................................        2.3          906,855
Food, Beverage & Tobacco .........................        1.8          720,036
Retail ...........................................        1.4          547,247
Media ............................................        0.6          245,742
Commercial Services ..............................        0.5          213,623
Agricultural .....................................        0.5          190,737
                                                        ------     -----------
TOTAL FOREIGN COMMON STOCK .......................       88.3       34,989,132
FOREIGN PREFERRED STOCK ..........................        7.2        2,842,852
SHORT-TERM INVESTMENT ............................        4.2        1,677,167
                                                        ------     -----------
TOTAL INVESTMENTS ................................       99.7       39,509,151
OTHER ASSETS AND LIABILITIES, NET ................        0.3          115,922
                                                        ------     -----------
NET ASSETS .......................................      100.0%     $39,625,073
                                                        ======     ===========


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 ACADIAN EMERGING
                                                                MARKETS PORTFOLIO
                                                                FOR THE YEAR ENDED
                                                                OCTOBER 31, 2002
-----------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

INVESTMENT INCOME
Dividends ..........................................................   $1,433,123
Interest ...........................................................       61,728
Less: Foreign Taxes Withheld .......................................     (182,773)
                                                                       ----------
   TOTAL INCOME ....................................................    1,312,078
                                                                       ----------
EXPENSES
Investment Advisory Fees ...........................................      353,783
Custodian Fees .....................................................      129,457
Administrative Fees ................................................       99,591
Transfer Agent Fees ................................................       33,914
Call Center Fees ...................................................       33,083
Printing Fees ......................................................       32,249
Audit Fees .........................................................       16,566
Administrative Servicing Fees ......................................       15,579
Registration and Filing Fees .......................................       14,329
Legal Fees .........................................................       11,510
Trustees' Fees .....................................................        4,266
Other Expenses .....................................................       16,355
                                                                       ----------
  NET EXPENSES BEFORE EXPENSE OFFSET ...............................      760,682
Expense Offset -- Note A ...........................................         (602)
                                                                       ----------
   NET EXPENSES AFTER EXPENSE OFFSET ...............................      760,080
                                                                       ----------
 NET INVESTMENT INCOME .............................................      551,998
                                                                       ----------
 NET REALIZED GAIN (LOSS) ON:
   Investments .....................................................      369,704
   Foreign Currency Transactions ...................................     (333,042)
                                                                       ----------
NET REALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS .       36,662
                                                                       ----------
NET CHANGE IN UNREALIZED DEPRECIATION ON:
   Investments .....................................................     (223,556)
   Foreign Exchange Transactions ...................................      (27,404)
                                                                       ----------
NET CHANGE IN UNREALIZED DEPRECIATION ..............................     (250,960)
                                                                       ----------
NET LOSS ON INVESTMENTS AND FOREIGN CURRENCY .......................     (214,298)
                                                                       ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............   $  337,700
                                                                       ==========




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                   ACADIAN EMERGING
                                                                  MARKETS PORTFOLIO

-----------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
                                                           YEAR ENDED    YEAR ENDED
                                                           OCTOBER 31,   OCTOBER 31,
                                                              2002          2001
                                                          -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
   Net Investment Income .............................  $    551,998 $    159,011
   Net Realized Gain (Loss) ..........................        36,662   (1,883,814)
   Net Change in Unrealized Depreciation on Investments
     and Foreign Currency Transactions ...............      (250,960)  (1,065,438)
                                                        ------------ ------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS .................................       337,700   (2,790,241)
                                                        ------------ ------------
DISTRIBUTIONS:
   Net Investment Income .............................       (12,987)    (152,121)
                                                        ------------ ------------
CAPITAL SHARE TRANSACTIONS:
   Issued ............................................    67,546,678    5,758,327
   Issued in Lieu of Cash Distributions ..............        12,612      148,245
   Redemption Fees-- Note J ..........................       311,543       10,314
   Redeemed ..........................................   (46,362,291)  (7,610,847)
                                                        ------------ ------------
   NET INCREASE (DECREASE) FROM CAPITAL SHARE
     TRANSACTIONS ....................................    21,508,542   (1,693,961)
                                                        ------------ ------------
     TOTAL INCREASE (DECREASE) .......................    21,833,255   (4,636,323)
                                                        ------------ ------------
NET ASSETS:
   Beginning of Period ...............................    17,791,818   22,428,141
                                                        ------------ ------------
   End of Period (including undistributed net investment
     income of $218,855 and $12,886, respectively) ...  $ 39,625,073 $ 17,791,818
                                                        ============ ============
SHARES ISSUED AND REDEEMED:
   Issued ............................................     6,551,658      680,500
   Issued in Lieu of Cash Distributions ..............         1,441       17,839
   Redeemed ..........................................    (4,520,299)    (894,263)
                                                        ------------ ------------
   NET INCREASE (DECREASE) IN SHARES ISSUED AND REDEEMED   2,032,800     (195,924)
                                                        ============ ============





THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                   ACADIAN EMERGING
                                                                  MARKETS PORTFOLIO

-----------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS
                                                    SELECTED PER SHARE DATA & RATIOS
                                      FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                   YEARS ENDED OCTOBER 31,
                                          ------------------------------------------
                                           2002      2001     2000    1999*    1998
                                          -------  -------  ------- -------  -------
Net Asset Value,
   Beginning of Period ................   $  7.61  $  8.85  $  9.39 $  6.75  $ 11.28
                                          -------  -------  ------- -------  -------
Income from Investment Operations
   Net Investment Income ..............      0.13     0.07     0.16    0.10     0.11
   Net Realized and Unrealized
     Gain (Loss) ......................      1.26+   (1.25)   (0.59)+  2.63    (3.99)+
                                          -------  -------  ------- -------  -------
   Total from Investment Operations ...      1.39    (1.18)   (0.43)   2.73    (3.88)
                                          -------  -------  ------- -------  -------
Redemption Fees .......................      0.07       --**     --      --       --
                                          -------  -------  ------- -------  -------
Distributions:
   Net Investment Income ..............     (0.01)   (0.06)   (0.11)  (0.09)   (0.14)
   Net Realized Gain ..................        --       --       --      --    (0.51)
                                          -------  -------  ------- -------  -------
   Total Distributions ................     (0.01)   (0.06)   (0.11)  (0.09)   (0.65)
                                          -------  -------  ------- -------  -------
Net Asset Value, End of Period ........   $  9.06  $  7.61  $  8.85 $  9.39  $  6.75
                                          =======  =======  ======= =======  =======

TOTAL RETURN++ ........................     19.13%  (13.40)%  (5.20)% 41.49%  (36.00)%
                                          =======  =======  ======= =======  =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands) ........................   $39,625  $17,792  $22,428 $77,019  $88,665
Ratio of Expenses to Average
   Net Assets .........................      2.15%    2.20%    2.09%   1.61%@   1.61%@
Ratio of Net Investment Income
   to Average Net Assets ..............      1.56%    0.77%    0.65%   1.11%    1.60%
Portfolio Turnover Rate ...............       192%      84%      38%     45%      32%


*    PER SHARE AMOUNTS FOR THE PERIOD ARE BASED ON AVERAGE OUTSTANDING SHARES.

**   AMOUNT WAS LESS THAN $0.01 PER SHARE.

+ THE AMOUNT SHOWN FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD DOES NOT ACCORD WITH THE AGGREGATE NET GAINS ON INVESTMENTS FOR THAT PERIOD BECAUSE OF THE SALES AND REPURCHASES OF PORTFOLIO SHARES IN RELATION TO FLUCTUATING MARKET VALUE OF THE INVESTMENTS OF THE PORTFOLIO.

++ RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

@ THE RATIO OF NET OPERATING EXPENSES TO AVERAGE NET ASSETS, EXCLUDING FOREIGN TAX EXPENSE, IS 1.53% AND 1.59% FOR THE YEARS ENDED OCTOBER 31, 1999 AND 1998, RESPECTIVELY.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               ACADIAN EMERGING
                                                              MARKETS PORTFOLIO

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

     THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 40 portfolios. The financial statements herein are those of the Acadian Emerging Markets Portfolio (the "Portfolio"). The financial statements of the remaining portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held. The Portfolio's prospectus provides a description of the Portfolio's investment objectives, policies and strategies.

On June 7, 2002, the shareholders of the UAM Acadian Emerging Markets Portfolio (the "UAM Portfolio"), a series of the UAM Funds, Inc. (the "UAM Funds"), voted to approve a tax-free reorganization of the UAM Portfolio through a transfer of all assets and liabilities to The Advisors' Inner Circle Fund Acadian Emerging Markets Portfolio (the "Reorganization"). The Reorganization took place on June 24, 2002.

     A. SIGNIFICANT ACCOUNTING POLICIES: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Portfolio in the preparation of its financial statements. Accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

         1. SECURITY VALUATION: Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at the last quoted sale price on the principal exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m. ET if a security's principal exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. If such prices are not available, the security will be valued at fair value as determined in good faith by the Trust's Board of Trustees.

THE ADVISORS' INNER CIRCLE FUND                               ACADIAN EMERGING
                                                              MARKETS PORTFOLIO

--------------------------------------------------------------------------------

         2. REPURCHASE AGREEMENTS: In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

         3. FOREIGN CURRENCY TRANSLATION: The books and records of the Portfolio are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Portfolio does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid.

         4. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS: The Portfolio may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

THE ADVISORS' INNER CIRCLE FUND                               ACADIAN EMERGING
                                                              MARKETS PORTFOLIO

--------------------------------------------------------------------------------

     Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default.

         5. DISTRIBUTIONS TO SHAREHOLDERS: The Portfolio will distribute substantially all of its net investment income quarterly. Any realized net capital gains will be distributed at least annually. All distributions are recorded on ex-dividend date.

         6. OTHER: Security transactions are accounted for on trade date, the date the trade is executed. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Most expenses of the Trust can be directly attributed to a particular portfolio. Expenses that cannot be directly attributed to a portfolio or share class are apportioned among the portfolios of the Trust based on the number of portfolios and/or relative net assets. Custodian fees for the Portfolio are shown gross of expense offsets for custodian balance credits. The UAM Funds' Custodian Agreement with JP Morgan Chase & Co. was terminated on June 24, 2002 due to the Reorganization. Consequently, the expense offset arrangement for custodian balance credits was terminated.

         7. IMPLEMENTATION OF NEW ACCOUNTING STANDARDS: The Portfolio implemented the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies (the "Guide"), as required on November 1, 2001. The implementation did not have any material impact on the results of operations or financial condition of the Portfolio upon adoption of the provisions of the Guide.

     B. INVESTMENT ADVISORY SERVICES: Under the terms of an investment advisory agreement, Acadian Asset Management, Inc. (the "Adviser"), an affiliate of Old Mutual (US) Holdings Inc., provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 1.00% of the average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Portfolio's total annual operating expenses, after the effect of expense offset arrangements, from exceeding 2.50% of average daily net assets.

     C. ADMINISTRATIVE SERVICES: The Trust and SEIInvestments Global Funds Services (formerly named SEI Investments Mutual Funds Services), a wholly-owned subsidiary of SEI Investments Company ("the Administrator") are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $125,000 for one portfolio, $250,000 for two portfolios, $350,000 for three portfolios, plus $75,000

THE ADVISORS' INNER CIRCLE FUND                               ACADIAN EMERGING
                                                              MARKETS PORTFOLIO

--------------------------------------------------------------------------------

per additional portfolio, plus $20,000 per additional class or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of the next $250 million and 0.04% of any amount above $750 million of the Portfolio's average daily net assets.

     Prior to June 24, 2002, the UAM Funds and the Administrator were parties to an Administration Agreement dated April 1, 2001, under which the Administrator provided the UAM Funds with certain legal, accounting, and shareholder services for an annual fee of 0.093% of the average daily net assets of the Portfolio and an annual base fee of no more than $54,500.

     D. DISTRIBUTION SERVICES: The Trust and SEI Investments Distribution Co. (the "Distributor") are parties to a Distribution Agreement. The Distributor receives no fees under the agreement. Prior to June 24, 2002, the UAM Funds and Funds Distributor, Inc., were parties to a Distribution Agreement dated April 1, 2001. Funds Distributor, Inc. received no fees for its distribution services under this agreement. Effective June 24, 2002, due to the Reorganization, this agreement was terminated.

     E. SHAREHOLDER SERVICING FEES: Certain brokers, dealers, banks, trust companies and other financial representatives received compensation from the Portfolio for providing a variety of services, including record keeping and transaction processing. Such fees were based on the assets of the Portfolio that were serviced by the financial representative. Effective June 24, 2002, due to the Reorganization, these agreements were terminated and new agreements were executed with the Trust.

     F. TRANSFER AGENT: DST Systems, Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Portfolio under a transfer agency agreement.

     G. PURCHASES AND SALES: For the year ended October 31, 2002, the Portfolio made purchases of $84,105,847 and sales of $63,961,815 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

     H. FEDERAL TAX INFORMATION: It is the Portfolio's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

     The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments for foreign currency transactions.

THE ADVISORS' INNER CIRCLE FUND                               ACADIAN EMERGING
                                                              MARKETS PORTFOLIO

--------------------------------------------------------------------------------

     Permanent   book  and  tax  basis   differences   relating  to  shareholder
distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital.

     Permanent book and tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights. These differences are primarily due to foreign currency gains and losses for tax purposes. Permanent book and tax differences resulted in reclassification of a $333,042 decrease to undistributed net investment income and a $333,042 increase to accumulated net realized loss. These reclassifications had no impact on the net assets or net asset value of the Portfolio.

     The tax character of dividends and distributions paid during the last two years were as follows:
                          ORDINARY
                           INCOME                  TOTAL
                         ----------            ------------
2002                     $  12,987               $ 12,987
2001                       152,121                152,121

As of October 31, 2002, the components of Accumulated Losses were as follows:

     Undistributed Ordinary Income                                $   218,855
     Capital Loss Carryforwards                                    (3,713,009)
     Net Unrealized Depreciation                                   (5,943,816)
                                                                  -----------

     Total Accumulated Losses                                     $(9,437,970)
                                                                  ===========

     For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains as follows:

               EXPIRES             EXPIRES           TOTAL CAPITAL
                2009                2007            LOSS CARRYOVER
              ---------           ---------       ------------------
             $1,741,168          $1,971,841           $3,713,009

     During the year ended October 31, 2002, the Portfolio utilized $366,478 of capital loss carryforwards to offset capital gains.

THE ADVISORS' INNER CIRCLE FUND                               ACADIAN EMERGING
                                                              MARKETS PORTFOLIO

--------------------------------------------------------------------------------

     For Federal income tax purposes, the cost of securities owned at October 31, 2002, and the net realized gains or losses on securities sold for the period were different from amounts reported for financial reporting purposes, primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Portfolio at October 31, 2002, were as follows:

          FEDERAL           APPRECIATED      DEPRECIATED     NET UNREALIZED
         TAX COST           SECURITIES       SECURITIES       DEPRECIATION
      ---------------     ---------------  ---------------   ---------------
        $45,410,312         $1,917,049      $(7,818,210)      $(5,901,161)

     I. LINE OF CREDIT: The UAM Portfolio, along with certain other portfolios of UAM Funds, collectively entered into an agreement which enabled them to participate in a $100 million unsecured line of credit with several banks. During the period November 1, 2001 through June 23, 2002, the UAM Portfolio had no borrowings under the agreement. Effective June 24, 2002, due to the Reorganization, this agreement was terminated.

     J. OTHER: At October 31, 2002, 46% of total shares outstanding were held by two record shareholders each owning 10% or greater of the aggregate total shares outstanding.

     At October 31, 2002, the net assets of the Portfolio were substantially comprised of foreign denominated securities and/or currency. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

     When the Portfolio invests in foreign securities, it will be subject to risks not typically associated with domestic securities. Although ADRs and EDRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it more difficult for the Portfolio to sell its securities and could reduce the value of your shares. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed.

THE ADVISORS' INNER CIRCLE FUND                               ACADIAN EMERGING
                                                              MARKETS PORTFOLIO

--------------------------------------------------------------------------------

     The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains realized or repatriated. The Portfolio accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains earned.

     The Portfolio retains a redemption fee of 1.00% on redemptions of capital shares held for less than 90 days. For the year ended October 31, 2002 there were $311,543 in redemption fees retained.

     K. TRANSACTIONS WITH AFFILIATES: Certain officers of the Trust are also officers of the Administrator and/or the Distributor. Such officers are paid no fees by the Trust for serving as officers of the Trust.

     The Trust entered into an agreement effective June 24, 2002 with the Distributor to act as an agent in placing repurchase agreements for the Trust. The Distributor received no fees for the period ended October 31, 2002.

     Effective April 1, 2001, the UAMFunds entered into an agreement with PBHG Shareholder Servicing Center, formerly UAM Shareholder Service Center ("PBHGSSC") whereby PBHGSSC began providing shareholder services to the UAM Funds. Pursuant to the agreement, the UAMFunds paid PBHGSSC $8,250 for the first operational class of a portfolio plus $2,750 for each additional class of a portfolio and $33 per account, annually. Effective June 24, 2002, due to the Reorganization, this agreement was terminated.

THE ADVISORS' INNER CIRCLE FUND                               ACADIAN EMERGING
                                                              MARKETS PORTFOLIO

--------------------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees of
The Advisors' Inner Circle Fund and Shareholders of
Acadian Emerging Markets Portfolio

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Acadian Emerging Markets Portfolio (one of the portfolios constituting The Advisors' Inner Circle Fund, hereafter referred to as the "Trust") at October 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PRICEWATERHOUSECOOPERS LLP


Philadelphia, Pennsylvania
December 13, 2002

THE ADVISORS' INNER CIRCLE FUND                               ACADIAN EMERGING
                                                              MARKETS PORTFOLIO

--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested per


                                                                                                                      NUMBER OF
                                                                                                                     PORTFOLIOS
                                                    TERM OF                                                       IN THE ADVISORS'
                           POSITION(S)             OFFICE AND                                                     INNER CIRCLE FUND
    NAME, ADDRESS,          HELD WITH               LENGTH OF                 PRINCIPAL OCCUPATION(S)             OVERSEEN BY BOARD
         AGE 1              THE TRUST             TIME SERVED 2                 DURING PAST 5 YEARS                    MEMBER
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
-------------
JOHN T. COONEY               Trustee              (Since 1993)            Vice Chairman of Ameritrust Texas N.A.,        40
75 yrs. old                                                               1989-1992, and MTrust Corp., 1985-1989.

------------------------------------------------------------------------------------------------------------------------------------
ROBERT A. PATTERSON          Trustee              (Since 1993)            Pennsylvania State University, Senior Vice     40
75 yrs. old                                                               President, Treasurer (Emeritus); Financial
                                                                          and Investment Consultant, Professor of
                                                                          Transportation since 1984; Vice President-
                                                                          Investments, Treasurer, Senior Vice President
                                                                          (Emeritus), 1982-1984. Director,
                                                                          Pennsylvania Research Corp.
------------------------------------------------------------------------------------------------------------------------------------
EUGENE B. PETERS             Trustee              (Since 1993)            Private investor from 1987 to present. Vice    40
73 yrs. old                                                               President and Chief Financial officer, Western
                                                                          Company of North America (petroleum ser-
                                                                          vice company), 1980-1986. President of Gene
                                                                          Peters and Associates (import company),
                                                                          1978-1980. President and Chief Executive
                                                                          Officer of Jos. Schlitz Brewing Company
                                                                          before 1978.
------------------------------------------------------------------------------------------------------------------------------------
JAMES M. STOREY              Trustee              (Since 1994)            Partner, Dechert Price & Rhoads, September     40
71 yrs. old                                                               1987-December 1993.









------------------------------------------------------------------------------------------------------------------------------------


    NAME, ADDRESS,           OTHER DIRECTORSHIPS
         AGE 1              HELD BY BOARD MEMBER 3
---------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
-------------
JOHN T. COONEY               Trustee of The Arbor Funds,
75 yrs. old                  The MDL Funds, and The
                             Expedition Funds.
---------------------------------------------------------------
ROBERT A. PATTERSON          Member and Treasurer, Board of
75 yrs. old                  Trustees of Grove City College.
                             Trustee of The Arbor Funds,
                             The MDL Funds, and The
                             Expedition Funds.


---------------------------------------------------------------
EUGENE B. PETERS             Trustee of The Arbor Funds,
73 yrs. old                  The MDL Funds, and The
                             Expedition Funds.





---------------------------------------------------------------
JAMES M. STOREY              Trustee of The Arbor Funds,
71 yrs. old                  The MDL Funds, The Expedition
                             Funds, SEI Asset Allocation Trust,
                             SEI Daily Income Trust, SEI Index
                             Funds, SEI Institutional
                             International Trust, SEI
                             Institutional Investments Trust,
                             SEI Institutional Managed Trust,
                             SEI Insurance Products Trust, SEI
                             Liquid Asset Trust and SEI Tax
                             Exempt Trust.
---------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.



                                     26 & 27

THE ADVISORS' INNER CIRCLE FUND                               ACADIAN EMERGING
                                                              MARKETS PORTFOLIO

--------------------------------------------------------------------------------


TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

                                                                                                                      NUMBER OF
                                                                                                                     PORTFOLIOS
                                                    TERM OF                                                       IN THE ADVISORS'
                             POSITION(S)           OFFICE AND                                                     INNER CIRCLE FUND
    NAME, ADDRESS,            HELD WITH             LENGTH OF              PRINCIPAL OCCUPATION(S)                OVERSEEN BY BOARD
         AGE 1                THE TRUST           TIME SERVED 2              DURING PAST 5 YEARS                       MEMBER
----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)
-------------------------

GEORGE J. SULLIVAN, JR.        Trustee            (Since 1999)         Chief Executive Officer, Newfound                  40
60 yrs. old                                                            Consultants Inc. since April 1997. General
                                                                       Partner, Teton Partners, L.P., June 1991-
                                                                       December 1996; Chief Financial Officer,
                                                                       Nobel Partners, L.P., March 1991-December
                                                                       1996; Treasurer and Clerk, Peak Asset









----------------------------------------------------------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS
-------------

ROBERT A. NESHER              Chairman            (Since 1991)         Currently performs various services on behalf      40
56 yrs. old                 of the Board                               of SEI Investments for which Mr. Nesher is
                             of Trustees                               compensated. Executive Vice President of SEI
                                                                       Investments, 1986-1994. Director and
                                                                       Executive Vice President of the Administrator
                                                                       and the Distributor, 1981-1994.





----------------------------------------------------------------------------------------------------------------------------------
WILLIAM M. DORAN               Trustee            (Since 1992)         Partner, Morgan, Lewis & Bockius LLP               40
1701 Market Street,                                                    (law firm), counsel to the Trust, SEI Investments,
Philadelphia, PA 19103                                                 the Administrator and the Distributor. Director
62 yrs. old                                                            of SEI Investments since 1974; Secretary of







----------------------------------------------------------------------------------------------------------------------------------



    NAME, ADDRESS,                  OTHER DIRECTORSHIPS
         AGE 1                      HELD BY BOARD MEMBER 3
-----------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)
-------------------------

GEORGE J. SULLIVAN, JR.          Trustee, Navigator Securities Lending
60 yrs. old                      Trust, since 1995. Trustee of The
                                 Fulcrum Trust. Trustee of The Arbor
                                 Funds, The MDL Funds, The
                                 Expedition Funds, SEI Asset
                                 Allocation Trust, SEI Daily
                                 Management, Inc., since 1991.
                                 Income Trust, SEI Index Funds, SEI
                                 Institutional International Trust,
                                 SEI Institutional Investments
                                 Trust, SEI Institutional Managed
                                 Trust, SEI Insurance Products
                                 Trust, SEI Liquid Asset Trust and
                                 SEI Tax Exempt Trust.

-----------------------------------------------------------------------
INTERESTED
BOARD MEMBERS
-------------

ROBERT A. NESHER                 Trustee of The Arbor Funds, Bishop
56 yrs. old                      Street Funds, The Expedition Funds,
                                 The MDL Funds, SEI Asset Allocation
                                 Trust, SEI Daily Income Trust, SEI
                                 Index Funds, SEI Institutional
                                 International Trust, SEI Institutional
                                 Investments Trust, SEI
                                 Institutional Managed Trust, SEI
                                 Insurance Products Trust, SEI
                                 Liquid Asset Trust and SEI Tax
                                 Exempt Trust.
-----------------------------------------------------------------------
WILLIAM M. DORAN                 Trustee of The Arbor Funds, The
1701 Market Street,              MDL Funds, The Expedition Funds,
Philadelphia, PA 19103           SEI Asset Allocation Trust, SEI Daily
62 yrs. old                      Income Trust, SEI Index Funds, SEI
                                 SEI Investments since 1978.
                                 Institutional International Trust,
                                 SEI Institutional Investments
                                 Trust, SEI Institutional Managed
                                 Trust, SEI Insurance Products
                                 Trust, SEI Liquid Asset Trust and
                                 SEI Tax Exempt Trust.
-----------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.





                                     28 & 29

THE ADVISORS' INNER CIRCLE FUND                               ACADIAN EMERGING
                                                              MARKETS PORTFOLIO

--------------------------------------------------------------------------------


TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

                                                                   TERM OF
                                    POSITION(S)                   OFFICE AND
    NAME, ADDRESS,                   HELD WITH                     LENGTH OF             PRINCIPAL OCCUPATION(S)
         AGE 1                      THE TRUST                     TIME SERVED              DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------

JAMES R. FOGGO                       President                   (Since 2000)        Vice President and Assistant Secretary
38 yrs. old                                                                          of SEI Investments since 1998; Vice
                                                                                     President and Assistant Secretary
                                                                                     of SEI Investments Global Funds
                                                                                     Services and SEI Investments
                                                                                     Distribution Co. since 1999;
                                                                                     Associate, Paul, Weiss, Rifkind,
                                                                                     Wharton & Garrison (law firm),
                                                                                     1998; Associate, Baker & McKenzie
                                                                                     (law firm), from 1995-1998.
------------------------------------------------------------------------------------------------------------------------------------
JENNIFER SPRATLEY, CPA         Controller and Chief              (Since 2001)        Director, SEI Funds Accounting since
33 yrs. old                      Financial Officer                                   November 1999; Audit Manager, Ernst
                                                                                     & Young LLP from 1991-1999.
------------------------------------------------------------------------------------------------------------------------------------
SHERRY K. VETTERLEIN       Vice President and Secretary          (Since 2001)        Vice President and Assistant Secretary of
40 yrs. old                                                                          SEI Investments Global Funds Services and
                                                                                     SEI Investments Distribution Co. since
                                                                                     January 2001; Shareholder/Partner,
                                                                                     Buchanan Ingersoll Professional
                                                                                     Corporation from 1992-2000.
------------------------------------------------------------------------------------------------------------------------------------
TODD B. CIPPERMAN     Vice President and Assistant Secretary     (Since 1995)        Senior Vice President and General Counsel
36 yrs. old                                                                          of SEI Investments; Senior Vice President,
                                                                                     General Counsel and Secretary of SEI
                                                                                     Investments Global Funds Services and
                                                                                     SEI Investments Distribution Co. since
                                                                                     2000; Vice President and Assistant
                                                                                     Secretary of SEI Investments, SEI
                                                                                     Global Funds Services and SEI
                                                                                     Investments Distribution Co. from
                                                                                     1999-2000; Associate, Dewey Ballantine
                                                                                     (law firm) from 1994-1995.
------------------------------------------------------------------------------------------------------------------------------------

                              NUMBER OF
                             PORTFOLIOS
                          IN THE ADVISORS'
                          INNER CIRCLE FUND
    NAME, ADDRESS,           OVERSEEN BY          OTHER DIRECTORSHIPS
         AGE 1                 OFFICER              HELD BY OFFICER
----------------------------------------------------------------------------
OFFICERS
--------

JAMES R. FOGGO                   N/A                      N/A
38 yrs. old








----------------------------------------------------------------------------
JENNIFER SPRATLEY, CPA           N/A                      N/A
33 yrs. old

----------------------------------------------------------------------------
SHERRY K. VETTERLEIN             N/A                      N/A
40 yrs. old




----------------------------------------------------------------------------
TODD B. CIPPERMAN                N/A                      N/A
36 yrs. old









----------------------------------------------------------------------------
1 The business  address of each officer is SEI  Investments  Company,  1 Freedom
  Valley Drive, Oaks, Pennsylvania 19456.




                                     30 & 31

THE ADVISORS' INNER CIRCLE FUND                               ACADIAN EMERGING
                                                              MARKETS PORTFOLIO

--------------------------------------------------------------------------------

                                                          TERM OF
                                    POSITION(S)          OFFICE AND
    NAME, ADDRESS,                   HELD WITH            LENGTH OF             PRINCIPAL OCCUPATION(S)
         AGE 1                       THE TRUST           TIME SERVED              DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------------------

LYDIA A. GAVALIS                Vice President and      (Since 1998)        Vice President and Assistant Secretary
38 yrs. old                     Assistant Secretary                         of SEI Investments, SEI Investments
                                                                            Global Funds Services and SEI Investments
                                                                            Distribution Co. since 1998; Assistant
                                                                            General Counsel and Director of Arbitration,
                                                                            Philadelphia Stock Exchange from 1989-1998.
-----------------------------------------------------------------------------------------------------------------------------
TIMOTHY D. BARTO             Assistant Vice President   (Since 2000)        Vice President and Assistant Secretary of SEI
34 yrs. old                   and Assistant Secretary                       Investments Global Funds Services and SEI
                                                                            Investments Distribution Co. since
                                                                            1999; Associate, Dechert (law firm)
                                                                            from 1997-1999; Associate, Richter,
                                                                            Miller & Finn (law firm) from
                                                                            1994-1997.
-----------------------------------------------------------------------------------------------------------------------------
WILLIAM E. ZITELLI           Assistant Vice President   (Since 2000)        Vice President and Assistant Secretary of
34 yrs. old                        and Secretary                            SEI Investments Global Funds Services and
                                                                            SEI Investments Distribution Co. since
                                                                            2000; Vice President, Merrill Lynch &
                                                                            Co. Asset Management Group from 1998 -
                                                                            2000; Associate at Pepper Hamilton LLP
                                                                            from 1997-1998.
-----------------------------------------------------------------------------------------------------------------------------
CHRISTINE M. MCCULLOUGH         Vice President and      (Since 2000)        Vice President and Assistant Secretary of SEI
42 yrs. old                     Assistant Secretary                         Investments Global Funds Services and SEI
                                                                            Investments Distribution Co. since
                                                                            1999; Associate at White and Williams
                                                                            LLP from 1991-1999.
-----------------------------------------------------------------------------------------------------------------------------
JOHN C. MUNCH                   Vice President and      (Since 2001)        Vice President and Assistant Secretary of SEI
31 yrs. old                     Assistant Secretary                         Investments Global Funds Services and SEI
                                                                            Investments Distribution Co. since
                                                                            2001; Associate at Howard Rice
                                                                            Nemorvoski Canady Falk & Rabkin from
                                                                            1998-2001; Associate at Seward &
                                                                            Kissel from 1996-1998.
-----------------------------------------------------------------------------------------------------------------------------

                                     NUMBER OF
                                    PORTFOLIOS
                                 IN THE ADVISORS'
                                 INNER CIRCLE FUND
    NAME, ADDRESS,                  OVERSEEN BY          OTHER DIRECTORSHIPS
         AGE 1                        OFFICER              HELD BY OFFICER
--------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------------------

LYDIA A. GAVALIS                        N/A                     N/A
38 yrs. old




--------------------------------------------------------------------------------
TIMOTHY D. BARTO                        N/A                     N/A
34 yrs. old





--------------------------------------------------------------------------------
WILLIAM E. ZITELLI                      N/A                     N/A
34 yrs. old





--------------------------------------------------------------------------------
CHRISTINE M. MCCULLOUGH                 N/A                     N/A
42 yrs. old



--------------------------------------------------------------------------------
JOHN C. MUNCH                           N/A                     N/A
31 yrs. old





--------------------------------------------------------------------------------
1 The business  address of each officer is SEI  Investments  Company,  1 Freedom
  Valley Drive, Oaks, Pennsylvania 19456.




                32 & 33

THE ADVISORS' INNER CIRCLE FUND                               ACADIAN EMERGING
                                                              MARKETS PORTFOLIO

--------------------------------------------------------------------------------

SHAREHOLDER VOTING RESULTS (UNAUDITED)

SHAREHOLDER MEETINGS
A special meeting of the shareholders of UAM Acadian Emerging Markets Portfolio (the "UAM Portfolio") was held on June 7, 2002 to vote on the following matter:

     PROPOSAL
     To approve (i) the transfer of all of the assets and all of the liabilities of the UAM Portfolio to a corresponding series of The Advisors' Inner Circle Fund (the "AIC Trust") in exchange for certain shares of such series of the AIC Trust (each an "AIC Portfolio") as set forth in an Agreement and Plan of Reorganization and Liquidation dated February 20, 2002 between UAMFunds, Inc. and AIC Trust; (ii) the distribution of shares of each AICPortfolio so received to the shareholders of the corresponding
     UAMPortfolio (iii) the transfer of all of the assets and all of the liabilities of UAM Funds, Inc. to the AIC Trust; and (iv) the subsequent dissolution of UAM Funds, Inc. under Maryland law.


               SHARES VOTED      % OF SHARES VOTED       % OF SHARES OUTSTANDING
              -------------      -----------------       -----------------------
FOR             2,100,193                97.63%                    52.92%
AGAINST            27,431                 1.27                      0.69
ABSTAIN            23,668                 1.10                      0.59

THE ADVISORS' INNER CIRCLE FUND                               ACADIAN EMERGING
                                                              MARKETS PORTFOLIO

--------------------------------------------------------------------------------


NOTICE TO SHAREHOLDERS (UNAUDITED)

FEDERAL INCOME TAX INFORMATION
Foreign taxes during the fiscal year ended October 31, 2002 amounting to $182,773 are expected to be passed through to the shareholders as foreign tax credits on Form 1099-DIV for the year ending December 31, 2002 which shareholders of this Portfolio will receive in late January, 2003.

     In addition, for the year ended October 31, 2002, gross income derived from sources within foreign countries amounted to $1,433,123 for the Portfolio.

                                      NOTES

                                      NOTES

                       ACADIAN EMERGING MARKETS PORTFOLIO
                                 P.O. Box 219009
                              Kansas City, MO 64121

                                    ADVISER:
                         Acadian Asset Management, Inc.
                             Ten Post Office Square
                                Boston, MA 02210

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004








          This information must be preceded or accompanied by a current prospectus for the Portfolio described.

ACA-AR-001-0100